Business Combinations (Details)	12 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended			1 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2010 USD ($)	Dec. 31, 2010 In-process research and development USD ($)	May 31, 2011 Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 5.20% Senior Notes due in 2041	Oct. 31, 2011 MWM Holding GmbH USD ($) Y	Oct. 31, 2011 MWM Holding GmbH EUR (€) Y	Dec. 31, 2011 MWM Holding GmbH USD ($)	Dec. 31, 2011 Bucyrus International, Inc. USD ($) Y	Jul. 08, 2011 Bucyrus International, Inc. USD ($)	Jul. 08, 2011 Bucyrus International, Inc. Initial USD ($)	Dec. 31, 2011 Bucyrus International, Inc. Adjustment USD ($)	May 31, 2011 Bucyrus International, Inc. Long-term debt USD ($)	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2012	May 31, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013 USD ($)	May 24, 2011 Bucyrus International, Inc. Floating Rate Senior Notes due in 2013	May 31, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014 USD ($)	May 24, 2011 Bucyrus International, Inc. 1.375% Senior Notes due in 2014	May 31, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021 USD ($)	May 24, 2011 Bucyrus International, Inc. 3.90% Senior Notes due in 2021	May 31, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041 USD ($)	May 24, 2011 Bucyrus International, Inc. 5.20% Senior Notes due in 2041	May 31, 2011 Balfour Beatty's Trackwork Business USD ($)	Aug. 31, 2010 Electro-Motive Diesel USD ($) Y	Dec. 31, 2010 Electro-Motive Diesel USD ($)	Aug. 31, 2010 Electro-Motive Diesel In-process research and development USD ($)	May 31, 2010 FCM Rail Ltd. USD ($) Y	Dec. 31, 2010 FCM Rail Ltd. USD ($)	Oct. 31, 2010 FCM Rail Ltd. USD ($)	Mar. 31, 2010 GE Transportation's Inspection Products Business USD ($) Y	Dec. 31, 2010 GE Transportation's Inspection Products Business USD ($)	Mar. 31, 2010 JCS Company, Ltd. USD ($) Y	Dec. 31, 2010 JCS Company, Ltd. USD ($)	Jun. 30, 2010 JCS Company, Ltd. USD ($)
Business Acquisition
Purchase price of acquired entity														$ 774,000,000	€ 574,000,000			$ 8,800,000,000														$ 60,000,000	$ 901,000,000			$ 97,000,000			$ 46,000,000		$ 34,000,000
Outstanding shares of common stock acquired																		7,400,000,000
Price per share of common stock acquired (in dollars per share)																		$ 92.00
Debt assumed																		1,600,000,000																		59,000,000
Cash acquired														94,000,000				204,000,000	203,000,000
Assets and liabilities acquired (as a percent)																																100.00%
Tangible assets acquired in business combination														535,000,000																		82,000,000	890,000,000			93,000,000			12,000,000		22,000,000
Total Liabilities Assumed														275,000,000																		22,000,000	518,000,000			82,000,000			9,000,000		8,000,000
Additional borrowing				500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000									4,500,000,000	500,000,000		750,000,000		750,000,000		1,250,000,000		1,250,000,000
Basis for variable interest rate				Three-month USD LIBOR		Three-month USD LIBOR																Three-month USD LIBOR		Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)					0.10%		0.17%																0.10%		0.17%
Debt instrument, interest rate (as a percent)									1.375%		3.90%		5.20%														1.375%		3.90%		5.20%
Sales reported by the acquired entity after acquisition date																	2,524,000,000
Pretax loss reported by the acquired entity after acquisition date																	403,000,000
Cost related to acquisition																	373,000,000
Percentage of equity acquired														100.00%	100.00%																		100.00%			100.00%					100.00%
Cost of acquisition paid in cash																																	928,000,000			32,000,000					32,000,000
Final net working capital adjustment																																		27,000,000
Cost of acquisition, post-closing adjustment paid																																						1,000,000	1,000,000				2,000,000
Additional amount to be paid by May 2012																																				5,000,000
Assets
Cash														94,000,000				204,000,000	203,000,000
Receivables Trade & Other														96,000,000				689,000,000	693,000,000													18,000,000	186,000,000
Prepaid expenses																		161,000,000	154,000,000
Inventories														205,000,000				2,248,000,000	2,305,000,000													12,000,000
Property, plant and equipment net														108,000,000				699,000,000	692,000,000													52,000,000	131,000,000
Intangible assets																	3,901,000,000	3,901,000,000	3,901,000,000
Goodwill	5,026,000,000													387,000,000		387,000,000	4,616,000,000	4,616,000,000	5,263,000,000	647,000,000													286,000,000	286,000,000		17,000,000	17,000,000		15,000,000	15,000,000	8,000,000	8,000,000
Other assets																		79,000,000	48,000,000
Inventory acquired																																	549,000,000
Finite-lived intangible assets acquired	4,167,000,000	409,000,000												221,000,000		221,000,000	3,901,000,000																329,000,000	329,000,000		10,000,000	10,000,000		28,000,000	28,000,000	12,000,000	12,000,000
Amortization period of finite-lived intangible assets obtained through acquisition (in years)	20													10	10		14																15			15			13		9
Indefinite-lived intangible assets in process research & development	18,000,000	18,000,000	18,000,000																														18,000,000		18,000,000
Goodwill acquired in business combination, tax deductible														90,000,000																									8,000,000
Liabilities
Short-term borrowings																		24,000,000	24,000,000
Current portion - long-term debt																		16,000,000	16,000,000
Accounts payable														77,000,000				465,000,000	444,000,000													10,000,000
Accrued expenses																		427,000,000	405,000,000													10,000,000
Customer advances																		668,000,000	668,000,000
Other current liabilities																		78,000,000	426,000,000
Long-term debt																		1,528,000,000	1,514,000,000
Other liabilities																		1,937,000,000	2,308,000,000
Advance payments														43,000,000
Net assets acquired																		7,454,000,000	7,454,000,000
Accounts payable assumed																																	124,000,000
Accrued expenses assumed																																	161,000,000
Deferred tax liabilities acquired														$ 67,000,000																			$ 104,000,000